Gross investment in lease transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Overdue	R$ 3,531	R$ 2,740	R$ 3,233
Due to:
Up to 1 year	1,067,567	952,172	978,748
From 1 to 5 years	1,642,506	1,394,525	1,442,244
Over 5 years	132,459	20,128	4,014
Total	R$ 2,846,063	R$ 2,369,565	R$ 2,428,239